COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum future payments under operating leases for the entity's continuing operations
We have entered into operating leases for property and equipment.  The minimum future payments under various operating leases for our continuing operations in each of the years ended December 31 is as follows:

2015	$5,364
2016	4,850
2017	4,591
2018	3,455
2019	2,831
Subsequent years	3,705
$24,796

Schedule of the changes in the liability for product warranties
An analysis of changes in the liability for product warranties follows:

	2014	2013
Balance, beginning of year	$5,861	$4,169
Provisions	5,260	7,368
Expenditures	(5,310)	(5,676)
Liabilities from acquisition of In Motion	140	—
Balance, end of year	$5,951	$5,861